Share Capital	12 Months Ended
Dec. 31, 2019
Share Capital
Share Capital

11. Share Capital

GasLog’s authorized share capital consists of 500,000,000 shares with a par value $0.01 per share.

As of December 31, 2019, the share capital consisted of 80,871,670 issued and outstanding common shares, par value $0.01 per share, 121,456 treasury shares issued and held by GasLog and 4,600,000 Preference Shares issued and outstanding (December 31, 2018: 80,861,246 issued and outstanding common shares, par value $0.01 per share, 131,880 treasury shares issued and held by GasLog and 4,600,000 Preference Shares issued and outstanding). The movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2017	80,561,353	431,773	4,600,000	810	46	966,974	(10,861)
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(55,208)	—
Treasury shares distributed for awards vested or exercised in the year	156,532	(156,532)	—	—	—	—	3,901
Outstanding as of December 31, 2017	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)
Purchase of treasury shares	(2,818)	2,818	—	—	—	—	(62)
Treasury shares distributed for awards vested or exercised in the year	146,179	(146,179)	—	—	—	—	3,756
Equity raising fees	—	—	—	—	—	(395)	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(60,795)	—
Outstanding as of December 31, 2018	80,861,246	131,880	4,600,000	810	46	850,576	(3,266)
Purchase of treasury shares	(212,111)	212,111	—	—	—	—	(3,752)
Treasury shares distributed for awards vested or exercised in the year	222,535	(222,535)	—	—	—	—	4,859
Equity raising fees	—	—	—	—	—	(595)	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(89,310)	—
Outstanding as of December 31, 2019	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)

The treasury shares were acquired by GasLog in 2014 and 2018 in relation to the settlement of share-based compensation awards (Note 22).